            AIM GLOBAL REAL ESTATE FUND -- CLASS A, B, C AND R SHARES

                        Supplement dated January 25, 2007
                    to the Prospectus dated November 17, 2006
                        as supplemented December 13, 2006


The following replaces in its entirety the information appearing under the heading "FUND MANAGEMENT -- PORTFOLIO MANAGER(S)" on page 7 of the prospectus:

         "The following individuals are jointly and primarily responsible for the day-to-day management of the fund's portfolio:

         o Joe V. Rodriguez, Jr. (lead manager), Portfolio Manager, who has been responsible for the fund since inception and has been associated with the subadvisor and/or its affiliates since 1990. As the lead manager, Mr. Rodriguez generally has final authority over all aspects of the fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. The degree to which Mr. Rodriguez may perform these functions, and the nature of these functions, may change from time to time.

         o Mark Blackburn, Portfolio Manager, who has been responsible for the fund since inception and has been associated with the subadvisor and/or its affiliates since 1998.

         o Paul S. Curbo, Portfolio Manager, who has been responsible for the fund since 2007 and has been associated with the subadvisor and/or its affiliates since 1998.

         o James W. Trowbridge, Portfolio Manager, who has been responsible for the fund since inception and has been associated with the subadvisor and/or its affiliates since 1989.

         o Ping-Ying Wang, Portfolio Manager, who has been responsible for the fund since 2006 and has been associated with the subadvisor and/or its affiliates since 1998.

         They are assisted by the subadvisor's Real Estate Team, which is comprised of portfolio managers and research analysts. Team members provide research support and make securities recommendations with respect to the fund's portfolio, but do not have day-to-day management responsibilities with respect to the fund's portfolio. Members of the team may change from time to time. More information on the team, including biographies of other members of the team, may be found on the advisor's website http://www.aiminvestments.com. The website is not a part of this prospectus.

         The fund's Statement of Additional Information provides additional information about the portfolio managers' investments in the fund, a description of their compensation structure, and information regarding other accounts they manage."

       AIM REAL ESTATE FUND -- CLASS A, B, C, R AND INVESTOR CLASS SHARES

                        Supplement dated January 25, 2007
                    to the Prospectus dated November 17, 2006
             as supplemented December 8, 2006 and December 13, 2006


The following replaces in its entirety the information appearing under the heading "FUND MANAGEMENT -- PORTFOLIO MANAGER(S)" on page 9 of the prospectus:

         "The following individuals are jointly and primarily responsible for the day-to-day management of the fund's portfolio:

         o Joe V. Rodriguez, Jr. (lead manager), Portfolio Manager, who has been responsible for the fund since 1995 and has been associated with the subadvisor and/or its affiliates since 1990. As the lead manager, Mr. Rodriguez generally has final authority over all aspects of the fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. The degree to which Mr. Rodriguez may perform these functions, and the nature of these functions, may change from time to time.

         o Mark Blackburn, Portfolio Manager, who has been responsible for the fund since 2000 and has been associated with the subadvisor and/or its affiliates since 1998.

         o Paul S. Curbo, Portfolio Manager, who has been responsible for the fund since 2007 and has been associated with the subadvisor and/or its affiliates since 1998.

         o James W. Trowbridge, Portfolio Manager, who has been responsible for the fund since 1995 and has been associated with the subadvisor and/or its affiliates since 1989.

         o Ping-Ying Wang, Portfolio Manager, who has been responsible for the fund since 2006 and has been associated with the subadvisor and/or its affiliates since 1998.

         They are assisted by the subadvisor's Real Estate Team, which is comprised of portfolio managers and research analysts. Team members provide research support and make securities recommendations with respect to the fund's portfolio, but do not have day-to-day management responsibilities with respect to the fund's portfolio. Members of the team may change from time to time. More information on the team, including biographies of other members of the team, may be found on the advisor's website http://www.aiminvestments.com. The website is not a part of this prospectus.

         The fund's Statement of Additional Information provides additional information about the portfolio managers' investments in the fund, a description of their compensation structure, and information regarding other accounts they manage."

                          INSTITUTIONAL CLASS SHARES OF

                           AIM GLOBAL REAL ESTATE FUND
                               AIM HIGH YIELD FUND
                                 AIM INCOME FUND
                        AIM INTERMEDIATE GOVERNMENT FUND
                       AIM LIMITED MATURITY TREASURY FUND
                              AIM MONEY MARKET FUND
                              AIM REAL ESTATE FUND
                            AIM SHORT TERM BOND FUND
                           AIM TOTAL RETURN BOND FUND

                        Supplement dated January 25, 2007
                    to the Prospectus dated November 17, 2006
                        as supplemented December 13, 2006


The following information replaces in its entirety the information appearing under the heading "FUND MANAGEMENT -- PORTFOLIO MANAGER(S) -- GLOBAL REAL ESTATE AND REAL ESTATE" on page 36 of the prospectus:


         o "Joe V. Rodriguez, Jr. (lead manager), Portfolio Manager, who has been responsible for Global Real Estate since its inception and Real Estate since 1995 and has been associated with the subadvisor and/or its affiliates since 1990.

         o Mark Blackburn, Portfolio Manager, who has been responsible for Global Real Estate since its inception and Real Estate since 2000 and has been associated with the subadvisor and/or its affiliates since 1998.

         o Paul S. Curbo, Portfolio Manager, who has been responsible for the funds since 2007 and has been associated with the subadvisor and/or its affiliates since 1998.

         o James W. Trowbridge, Portfolio Manager, who has been responsible for Global Real Estate since its inception and Real Estate since 1995 and has been associated with the subadvisor and/or its affiliates since 1989.

         o Ping-Ying Wang, Portfolio Manager, who has been responsible for the funds since 2006 and has been associated with the subadvisor and/or its affiliates since 1998."

                           AIM GLOBAL REAL ESTATE FUND
                               AIM HIGH YIELD FUND
                                 AIM INCOME FUND
                        AIM INTERMEDIATE GOVERNMENT FUND
                       AIM LIMITED MATURITY TREASURY FUND
                              AIM MONEY MARKET FUND
                             AIM MUNICIPAL BOND FUND
                              AIM REAL ESTATE FUND
                            AIM SHORT TERM BOND FUND
                           AIM TOTAL RETURN BOND FUND

             (SERIES PORTFOLIOS OF AIM INVESTMENT SECURITIES FUNDS)

                    Supplement dated January 25, 2007 to the
           Statement of Additional Information dated November 17, 2006 as supplemented December 13, 2006


The following information replaces in its entirety the information appearing under the heading "PORTFOLIO MANAGER FUND HOLDINGS AND INFORMATION ON OTHER MANAGED ACCOUNTS -- AIM GLOBAL REAL ESTATE FUND" on page H-1 of the Statement of Additional Information. The following table reflects information as of December 31, 2006:

----------------------------------------------------------------------------------------------------------------------------
                                                                      OTHER POOLED INVESTMENT
                         DOLLAR        OTHER REGISTERED MUTUAL         VEHICLES (ASSETS IN             OTHER ACCOUNTS
                        RANGE OF      FUNDS (ASSETS IN MILLIONS)             MILLIONS)               (ASSETS IN MILLIONS)
                       INVESTMENTS    --------------------------------------------------------------------------------------
 PORTFOLIO               IN EACH       NUMBER OF                     NUMBER OF                      NUMBER OF
  MANAGER                FUND(1)       ACCOUNTS        ASSETS        ACCOUNTS          ASSETS       ACCOUNTS      ASSETS
----------------------------------------------------------------------------------------------------------------------------
                                                AIM GLOBAL REAL ESTATE FUND
----------------------------------------------------------------------------------------------------------------------------
Mark D. Blackburn         None            6           $3,831.0            9            $988.7         53         $4,385.1
----------------------------------------------------------------------------------------------------------------------------
Paul S. Curbo(2)          None           None           None            None            None         None          None
----------------------------------------------------------------------------------------------------------------------------
Joe V. Rodriguez, Jr.   $100,001-         6           $3,831.0            9            $988.7         53         $4,385.1
                         500,000
----------------------------------------------------------------------------------------------------------------------------
James W. Trowbridge       None            6           $3,831.0            9            $988.7         53         $4,385.1
----------------------------------------------------------------------------------------------------------------------------
Ping-Yang Wang            None            5           $3,152.8            9            $988.7         53         $4,385.1
----------------------------------------------------------------------------------------------------------------------------

-----------------------
(1) This column reflects investments in a Fund's shares owned directly by a portfolio manager or beneficially owned by a portfolio manager (as determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended). A portfolio manager is presumed to be a beneficial owner of securities that are held by his or her immediate family members sharing the same household.

(2) Mr. Curbo began serving as a portfolio manager for AIM Global Real Estate Fund and AIM Real Estate Fund on January 1, 2007.

The following information replaces in its entirety the information appearing under the heading "PORTFOLIO MANAGER FUND HOLDINGS AND INFORMATION ON OTHER MANAGED ACCOUNTS -- AIM REAL ESTATE FUND" on page H-2 of the Statement of Additional Information. The following table reflects information as of December 31, 2006:

----------------------------------------------------------------------------------------------------------------------------
                                                                      OTHER POOLED INVESTMENT
                         DOLLAR        OTHER REGISTERED MUTUAL         VEHICLES (ASSETS IN             OTHER ACCOUNTS
                        RANGE OF      FUNDS (ASSETS IN MILLIONS)             MILLIONS)               (ASSETS IN MILLIONS)
                       INVESTMENTS    --------------------------------------------------------------------------------------
 PORTFOLIO               IN EACH       NUMBER OF                     NUMBER OF                      NUMBER OF
  MANAGER                FUND(1)       ACCOUNTS        ASSETS        ACCOUNTS          ASSETS       ACCOUNTS      ASSETS
----------------------------------------------------------------------------------------------------------------------------
                                                     AIM REAL ESTATE FUND
----------------------------------------------------------------------------------------------------------------------------
Mark D. Blackburn         None            6           $2,435.9            9            $988.7         53         $4,385.1
----------------------------------------------------------------------------------------------------------------------------
Paul S. Curbo(2)          None           None           None            None            None         None          None
----------------------------------------------------------------------------------------------------------------------------
Joe V. Rodriguez, Jr.     None            6           $2,435.9            9            $988.7         53         $4,385.1
----------------------------------------------------------------------------------------------------------------------------
James W. Trowbridge       None            6           $2,435.9            9            $988.7         53         $4,385.1
----------------------------------------------------------------------------------------------------------------------------
Ping-Yang Wang            None            5           $1,757.6            9            $988.7         53         $4,385.1
----------------------------------------------------------------------------------------------------------------------------

-----------------------
(1) This column reflects investments in a Fund's shares owned directly by a portfolio manager or beneficially owned by a portfolio manager (as determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended). A portfolio manager is presumed to be a beneficial owner of securities that are held by his or her immediate family members sharing the same household.

(2) Mr. Curbo began serving as a portfolio manager for AIM Global Real Estate Fund and AIM Real Estate Fund on January 1, 2007.


                                       2